Current Liabilities and Debt Obligations, Subordinated Debt (FY) (Details) - USD ($)		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Subordinated Debt [Abstract]
Debt instrument, fixed interest rate			12.00%
Gain on extinguishment of subordinated debt		$ 0	$ 0	$ 1,031,000
Interest expense, related party				292,000
Porter [Member]
Subordinated Debt [Abstract]
Related party ownership percentage		35.00%
Proceeds from related party, debt	$ 2,500,000
Debt instrument, fixed interest rate	12.00%	6.00%
Debt instrument, first interest payment due date					Aug. 20, 2015
Debt instrument, last principal and interest payment date		Jul. 25, 2022			Jul. 01, 2017
Gain on extinguishment of subordinated debt		$ 1,000,000
Interest expense, related party		330,000	$ 308,000	$ 292,000
Accrued interest payable		$ 1,100,000